Exhibit 1

Benchmark 2019-B11 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2019-B11

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

14 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	Benchmark 2019-B11 Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-B11 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 May 2019

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 40 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial and multifamily properties.

Procedures performed and our associated findings

1.	JPMorgan Chase Bank, National Association (“JP Morgan”), Citi Real Estate Funding Inc. (“Citi”) and German American Capital Corporation (“GACC,” together with JP Morgan and Citi, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in June 2019, or with respect to any mortgage loan that has its first due date in July 2019, the date that would otherwise have been the related due date in June 2019 (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “3 Columbus Circle” (the “3 Columbus Circle Mortgage Loan”) consists of a portion of a pari-passu mortgage loan that was originated by JP Morgan and will be transferred to the Depositor by GACC. For the 3 Columbus Circle Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for GACC, and to perform no procedures relating to the 3 Columbus Circle Mortgage Loan for JP Morgan.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “ILPT Hawaii Portfolio” (the “ILPT Hawaii Portfolio Mortgage Loan”) consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by Citi and JP Morgan. For the ILPT Hawaii Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for Citi, and to perform no procedures relating to the ILPT Hawaii Portfolio Mortgage Loan for JP Morgan.

Attachment A Page 2 of 13

2. (continued)

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “59 Maiden Lane” (the “59 Maiden Lane Mortgage Loan”) consists of a portion of a pari-passu mortgage loan that was originated by Citi that will be transferred to the Depositor by GACC. For the 59 Maiden Lane Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for GACC, and to perform no procedures relating to the 59 Maiden Lane Mortgage Loan for Citi.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, GACC, on behalf of the Depositor, provided us with a draft loan modification agreement Source Document relating to the Newport Corporate Center Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A). For the purpose of the procedures described in this report, GACC, on behalf of the Depositor, instructed us to treat the draft loan modification agreement Source Documents described above as a fully executed loan modification agreement Source Document.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 13

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, JP Morgan, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal / Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 24 of Exhibit 2 to Attachment A) and the Mortgage Loans which have “Balloon” for the “Amortization Type” characteristic on the Final Data File (collectively, the “Balloon Loans”), which are described in the succeeding paragraphs of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans and Balloon Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For the Balloon Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

Attachment A Page 5 of 13

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate % and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in May 2019, or with respect to any Mortgage Loan that has its first due date after May 2019, the date that would have been the related due date in May 2019 (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service ($),” as shown on the Final Data File, on the “Maturity Date.”

For each Mortgage Loan that has its “First Payment Date” in July 2019, as shown on the Final Data File (the “July 2019 First Payment Date Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each July 2019 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 13

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service ($) and
g.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the July 2019 First Payment Date Mortgage Loans, which are described in the succeeding paragraph of this Item 12.), all as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the June 2019 “Monthly Debt Service ($)” for each Mortgage Loan (except for the July 2019 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the June 2019 First Payment Date Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 13

13.	For each Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and as of the maturity date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined in Note 39 of Exhibit 2 to Attachment A) and/or information in the applicable Data Source(s) (as defined in Note 23 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date of the additional debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents and/or Data Source(s) on the maturity date.

For the Mortgage Loans which have the “Addit Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt

of each Pari Passu Mortgage Loan (as defined in Note 23 of Exhibit 2 to Attachment A), both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

Attachment A Page 8 of 13

15.	For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) and the applicable information that is described in Note 23 of Exhibit 2 to Attachment A to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) (as defined in Note 23 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure:
a.	The applicable Mortgage Loan Seller(s) (except GACC, which is described in b. below), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less,
b.	GACC, on behalf of the Depositor, instructed us to ignore differences of +/- $4 or less,
c.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Maturity Balance Pari Passu Debt” as the aggregate principal balance that is scheduled to be paid on the maturity date of the Whole Loan (as defined in Note 23 of Exhibit 2 to Attachment A), excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date,
d.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the 3 Columbus Circle Subordinate Companion Loans (as defined in Note 23 of Exhibit 2 to Attachment A) with respect to the 3 Columbus Circle Mortgage Loan,
e.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Moffett Towers II - Building V Subordinate Companion Loans (as defined in Note 23 of Exhibit 2 to Attachment A) with respect to the Moffett Towers II - Building V Mortgage Loan (as defined in Note 23 of Exhibit 2 to Attachment A),
f.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Newport Corporate Center Subordinate Companion Loans (as defined in Note 23 of Exhibit 2 to Attachment A) with respect to the Newport Corporate Center Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A) and
g.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the 101 California Subordinate Companion Loans (as defined in Note 23 of Exhibit 2 to Attachment A) with respect to the 101 California Mortgage Loan (as defined in Note 23 of Exhibit 2 to Attachment A).

Attachment A Page 9 of 13

15. (continued)

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Cut-off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

16.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($)

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of +/- $1 or less.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Piece Non Trust Cut-off Balance” characteristic.

17.	Using the:
a.	Current Balance ($),
b.	Maturity/ARD Balance ($),
c.	Additional Debt Cut-off Date Balance,
d.	Total Additional Debt Maturity Balance,
e.	Total Cut-off Date Pari Passu Debt and
f.	Total Maturity Balance Pari Passu Debt

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Cut-off Balance and
ii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristics.

Attachment A Page 10 of 13

18.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Rem. Amort. (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 18.),
ii.	Rem. Term and
iii.	Lockout Remaining

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort.” characteristic.

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	EU Risk Retention Reporting Fee and
f.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 13

22.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 22.,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	% of Initial Pool Balance,
vi.	Annual Debt Service ($),
vii.	UW NOI Debt Yield %,
viii.	UW NCF Debt Yield %,
ix.	Original Balance per Unit ($),
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit

of each Mortgage Loan and, with respect to item v. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places and the “Current LTV %,” “Maturity LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 12 of 13

22. (continued)

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Current LTV %,
b.	UW NOI Debt Yield %,
c.	UW NCF Debt Yield % and
d.	Current Balance per Unit ($)

characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic.

For the purpose of recalculating the “Current LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” characteristics for the Mortgage Loan identified on the Final Data File as “Residence Inn – Lynchburg,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Current Balance ($)” used for these recalculations by the “Holdback Amt” for this Mortgage Loan, as shown on the Final Data File.

23.	Using the:
a.	Annual Debt Service ($),
b.	Total Pari Passu Annual Debt Service and
c.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 13 of 13

24.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt CUT_OFF_LTV,
iv.	Total Debt MAT_LTV,
v.	Total Debt Debt NOI DY,
vi.	Total Debt Debt NCF DY and
vii.	Total Debt Per Unit

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to round the “Total Debt NOI DSCR” and “Total Debt NCF DSCR” to two decimal places and the “Total Debt CUT_OFF_LTV,” “Total Debt MAT_LTV,” “Total Debt Debt NOI DY” and “Total Debt Debt NCF DY” to the nearest 1/10th of one percent.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

For the Underlying Properties associated with each Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Total Debt NOI DSCR,
b.	Total Debt NCF DSCR,
c.	Total Debt CUT_OFF_LTV,
d.	Total Debt MAT_LTV,
e.	Total Debt Debt NOI DY,
f.	Total Debt Debt NCF DY and
g.	Total Debt per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through g. above for each of the Underlying Properties associated with such Multiple Property Loan.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• ILPT Hawaii Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• SWVP Portfolio • Arbor Hotel Portfolio • Heartland Dental Medical Office Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 23 of Exhibit 2 to Attachment A) that are stated in the applicable Data Source (as defined in Note 23 of Exhibit 2 to Attachment A)

• Arctic Glacier Portfolio • Augusta Self Storage Portfolio (see Note 1) • Pell City Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Notes:

1.	For the purpose of comparing the “Original Balance ($)” characteristic for the Underlying Property identified on the Combined Data File as “Hollywood Storage - Augusta” (the “Hollywood Storage – Augusta Underlying Property”) which partially secures the Mortgage Loan identified on the Combined Data File as “Augusta Self Storage Portfolio” (the “Augusta Self Storage Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the “Augusta Property” and “Belair Property” allocated loan amounts, as shown in the applicable Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

2.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Notes 1 and 2)	Appraisal Report, Engineering Report, Phase I Environmental Report, Lease Agreement or Title Policy
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Note 5)	Appraisal Report, Engineering Report, Phase I Environmental Report
Year Renovated (see Notes 2 and 5)	Appraisal Report, Engineering Report, Phase I Environmental Report or Heartland Dental Medical Office Portfolio Appraisal Schedule
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraised CapRate (%) (see Notes 5 and 8)	Appraisal Report, Portfolio Appraisal Report or Heartland Dental Medical Office Portfolio Appraisal Schedule
Valuation Source Securitization Code (see Note 4)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date (see Note 5)	Engineering Report or Heartland Dental Medical Office Portfolio PCR Schedule
Environmental Report Date (see Note 5)	Phase I Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Environmental Report Type (see Notes 2 and 5)	Phase I Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Phase II Recommended (see Note 5)	Phase I Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Phase II Performed (see Notes 5 and 9)	Phase II Environmental Report or Heartland Dental Medical Office Portfolio ESA Schedule
Seismic Date (see Note 10)	Seismic Report
Seismic Zone (see Note 10)	Seismic Report or Engineering Report
PML % (see Note 10)	Seismic Report
In Flood Zone (see Notes 2 and 11)	Insurance Review Document, Engineering Report, Flood Zone Matrix or http://www.floodmaps.com/zones.htm
Earthquake Insurance (see Note 12)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (see Note 13)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Franchise Expiration Date (see Note 2)	Franchise Agreement, Franchise Agreement Abstract, Management Agreement or Appraisal Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 14)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Underwriting Information: (see Note 16)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($) (see Note 17)	Underwriter’s Summary Report
UW NOI ($) (see Note 17)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($) (see Note 17)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 17)	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Total Expenses ($) (see Note 17)	Underwriter’s Summary Report
2016 NOI ($) (see Note 17)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Total Expenses ($) (see Note 17)	Underwriter’s Summary Report
2017 NOI ($) (see Note 17)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Total Expenses ($) (see Note 17)	Underwriter’s Summary Report
2018 NOI ($) (see Note 17)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report

Exhibit 2 to Attachment A

Hotel Operating Information: (see Note 19)

Characteristic	Source Document(s)

2015 Occupancy %	Underwriter’s Summary Report
2015 ADR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 Occupancy %	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 Occupancy %	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve ($) (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve ($) (see Note 20)	Closing Statement, Loan Agreement, Loan Modification Agreement or Servicing Tape
Monthly Debt Service Reserve (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

CapEx Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 21)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights
Envir. Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information: (see Note 23)

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 23)

For all Mortgage Loans:

•         Promissory Note, Loan Agreement, Loan Modification Agreement or Amended and Restated Promissory Note

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Piece - In Trust (see Note 23)	Loan Agreement or Loan Modification Agreement
Total Non Trust Pari Passu Debt (see Note 23)	Loan Agreement or Loan Modification Agreement
Interest Rate % (see Note 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Amended and Restated Promissory Note
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 23, 24 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 23)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note
Lockbox (Y/N) (see Note 2)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger (see Note 2)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Notes 2 and 29)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place (see Note 2)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management (see Notes 2 and 30)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 31, 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
AL Prepayment Lock Out End Date (see Notes 31, 32, 33 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Notes 34 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 32, 34 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 32, 34 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 32, 33 and 36)	Promissory Note, Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Notes 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description (see Note 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed (see Note 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Notes 32 and 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Notes 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 32 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments (see Note 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments) (see Notes 32, 33 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Premium Indicator (see Notes 32 and 38)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement
Title Type (see Note 2)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment (see Note 2)	Ground Lease, Ground Lease Estoppel, Appraisal Report, Underwriter’s Summary Report or Pro Forma Tile Policy
Ground Lease Escalation Terms (see Note 2)	Ground Lease, Ground Lease Estoppel, Appraisal Report, Ground Lease Rent Summary or Pro Forma Title Policy
Ground Lease Expiration (see Note 2)	Ground Lease, Ground Lease Estoppel, Appraisal Report or Pro Forma Title Policy
Ground Lease Extension Terms (see Note 2)	Ground Lease, Ground Lease Estoppel, Appraisal Report or Pro Forma Title Policy
Crossed Loan	Loan Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Notes 39 and 40)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Notes 39 and 40)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Notes 39 and 40)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Additional Debt Interest Rate (see Notes 39 and 40)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 39, 40 and 41)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
AL Originator (see Note 2)	Promissory Note, Loan Agreement or Loan Modification Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For each Mortgage Loan and Underlying Property listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

Table A1:
Mortgage Loan Seller(s)	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

GACC	Heartland Dental Medical Office Portfolio	Heartland Dental Medical Office Portfolio - 7310 North Villa Drive	Street Address	7310 North Villa Lake Drive	7310 North Villa Drive
		Heartland Dental Medical Office Portfolio - 3417 Schofield Avenue	County	Marathon	St. Clair
		Heartland Dental Medical Office Portfolio - 103 Farabee Drive North	Year Renovated	<blank>	2012
		Heartland Dental Medical Office Portfolio - 213 Main Street	Environmental Report Type	<blank>	Phase I
		Heartland Dental Medical Office Portfolio - 1405 South 25th Street	Environmental Report Type	<blank>	Phase I
		Heartland Dental Medical Office Portfolio - 2222 Highway 540A East	In Flood Zone	<unable to determine>	No

GACC	Arctic Glacier Portfolio	200 Statesman Drive	County	<unable to determine>	NAP
		615-625 Henry Avenue	County	<unable to determine>	NAP
		745 Park Avenue West	County	<unable to determine>	NAP

Citi and JP Morgan	ILPT Hawaii Portfolio	1052 Ahua Street	Property Type Property Subtype	Leased Fee Leased Fee	Other Parking
		2850 Awaawaloa Street	Title Type	<unable to determine>	Fee
		855 Mapunapuna Street	Title Type	<unable to determine>	Fee
		2864 Awaawaloa Street	Title Type	<unable to determine>	Fee
		2816 Awaawaloa Street	Title Type	<unable to determine>	Fee

Citi	Magnolia Hotel St. Louis		Annual Ground Lease Payment	<no source document>	<blank>
			Ground Lease Escalation Terms	<no source document>	<blank>
			Ground Lease Expiration	<no source document>	<blank>
			Ground Lease Extension Terms	<no source document>	<blank>

Citi	Arbor Hotel Portfolio	Hampton Inn Santa Barbara	Franchise Expiration Date	1/31/2029	4/17/2034
		Hampton Inn Norwood	Franchise Expiration Date	6/30/2030	4/19/2034
		Hampton Inn Bloomington	Franchise Expiration Date	3/31/2028	4/17/2034

JP Morgan	SWVP Portfolio	InterContinental	Title Type	Fee/Leasehold	Fee

GACC	Orchard Park Apartments		Lockbox (Y/N)	<no source document>	Yes
			Lockbox Trigger	<no source document>	<blank>
			Lockbox Type	<no source document>	Soft
			Lockbox In-place	<no source document>	Yes
			Cash Management	<no source document>	In Place

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

Table A1: (continued)
Mortgage Loan Seller(s)	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

GACC	Pine Terrace Apartments		AL Originator	Greystone Servicing Corporation, Inc.	Deutsche Bank AG, acting through its New York Branch

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

3.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraphs of this Note 3), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	57 East 11th Street,
b.	364 Bush,
c.	Heartland Dental Medical Office Portfolio – 9150 North East Barry Road,
d.	Heartland Dental Medical Office Portfolio – 11925 Jones Bridge Road,
e.	Heartland Dental Medical Office Portfolio – 4112 North Belt Highway,
f.	Heartland Dental Medical Office Portfolio – 3009 Winghaven Boulevard,
g.	Heartland Dental Medical Office Portfolio – 561 East Lincoln Highway,
h.	Heartland Dental Medical Office Portfolio – 1751 Pleasant Road,
i.	Heartland Dental Medical Office Portfolio – 299A Indian Lake Boulevard,
j.	Heartland Dental Medical Office Portfolio – 630 East Markey Parkway,
k.	Heartland Dental Medical Office Portfolio – 782 Belle Terre Parkway,
l.	Heartland Dental Medical Office Portfolio – 4608 South West College Road,
m.	Heartland Dental Medical Office Portfolio – 1315 Bell Road,
n.	Heartland Dental Medical Office Portfolio – 840 Nissan Drive,
o.	Heartland Dental Medical Office Portfolio – 13794 Beach Boulevard,
p.	Heartland Dental Medical Office Portfolio – 1840 Dekalb Avenue,
q.	Heartland Dental Medical Office Portfolio – 2014 Lime Kiln Road,
r.	Heartland Dental Medical Office Portfolio – 2950 South Rutherford Boulevard,
s.	Heartland Dental Medical Office Portfolio – 780 East-West Connector South West and
t.	Heartland Dental Medical Office Portfolio – 13328 Metcalf Avenue,

each of which has more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

For the mortgaged properties identified on the Combined Data File as:

a.	Heartland Dental Medical Office Portfolio – 2066 Bruce B. Downs Boulevard,
b.	Heartland Dental Medical Office Portfolio – 3016 Columbia Avenue,
c.	Heartland Dental Medical Office Portfolio – 3120 Mahan Drive,
d.	Heartland Dental Medical Office Portfolio – 1715 West Main Street and
e.	Heartland Dental Medical Office Portfolio – 10389 Big Bend Road,

each of which has more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic, “MU” for the “Property Type Code” characteristic and “Medical/Retail” for the “Property Subtype” characteristic.

For the mortgaged properties identified on the Combined Data File as:

a.	Heartland Dental Medical Office Portfolio – 1647 County Road 220,
b.	Heartland Dental Medical Office Portfolio – 1381 Citrus Tower Boulevard,
c.	Heartland Dental Medical Office Portfolio – 13816 Narcoossee Road,
d.	Heartland Dental Medical Office Portfolio – 2620 East Highway 50,
e.	Heartland Dental Medical Office Portfolio – 2301 Old Canoe Creek Road,
f.	Heartland Dental Medical Office Portfolio – 2707 Sycamore Road and
g.	Heartland Dental Medical Office Portfolio – 17810 Pierce Plaza,

each of which has more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Office” for the “Property Type” characteristic, “OF” for the “Property Type Code” characteristic and “Medical” for the “Property Subtype” characteristic.

4.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For each mortgaged property on the Combined Data File with the “Property Type” characteristic as “Leased Fee” or “Other,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Year Built,” “Appraised CapRate (%)” and “Engineering Report Date” characteristics.

For the purpose of comparing the:

a.	Year Renovated,
b.	Appraised CapRate (%),
c.	Engineering Report Date,
d.	Environmental Report Date,
e.	Environmental Report Type,
f.	Phase II Recommended and
g.	Phase II Performed

characteristics for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “Heartland Dental Medical Office Portfolio” (the “Heartland Dental Medical Office Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

i.	The Heartland Dental Medical Office Portfolio appraisal schedule Source Document for a. and b. above,
ii.	The Heartland Dental Medical Office Portfolio PCR schedule Source Document for c. above and
iii.	The Heartland Dental Medical Office Portfolio ESA schedule Source Document for d., e., f. and g. above.

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Office,” “Industrial,” “Leased Fee,” “Retail,” “Mixed Use,” “Self Storage” or “Other.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Office,” “Industrial,” “Leased Fee,” “Retail,” “Mixed Use,” “Self Storage” or “Other,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hotel” or “Multifamily.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Hotel” or “Multifamily,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For each mortgaged property on the Combined Data File with the “Single Tenant” characteristic as “Yes” (except for the Underlying Properties described in the succeeding paragraph of this Note 7), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For each Underlying Property on the Combined Data File with the “Single Tenant” characteristic as “Yes” that partially secures the Heartland Dental Medical Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Note Date” of the related Mortgage Loan for the “Occupancy Date” characteristic.

8.	For the mortgaged properties on the Combined Data File with the “Appraised Value Type” characteristic as “As Portfolio,” “As Complete,” “Hypothetical As Is,” “As Stabilized” or “Hypothetical As Stabilized,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value, date associated with such appraised value and capitalization rate associated with such appraised value, all as shown in the applicable Source Document, for the “Appraised Value ($),” “Appraisal Date” and “Appraised CapRate (%)” characteristics, respectively.

For the purpose of comparing the “Appraised Value ($),” “Appraisal Date” and “Appraised CapRate (%)” characteristics for the Augusta Self Storage Portfolio Mortgage Loan (as defined in Note 1 of Exhibit 1 to Attachment A) and each Underlying Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the portfolio appraisal value and allocated Underlying Property values, date associated with the portfolio appraisal value and capitalization rate associated with such portfolio appraisal value, all as shown in the portfolio appraisal Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the “Phase II Performed” characteristic (except for the Underlying Properties securing the Heartland Dental Medical Office Portfolio Mortgage Loan, which are described in Note 5), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

10.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties (except for the “Seismic Zone” characteristic for the mortgaged properties described in the succeeding paragraph of this Note 10) that contain a seismic report Source Document in the related loan file.

For the mortgaged properties identified on the Combined Data File as:

a.	Heartland Dental Medical Office Portfolio – 1200 Network Centre Drive,
b.	Heartland Dental Medical Office Portfolio – 2202 Althoff Drive,
c.	Heartland Dental Medical Office Portfolio – 242 Southwoods Center and
d.	Heartland Dental Medical Office Portfolio – 1490 North Green Mount Road,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the engineering report Source Document for the “Seismic Zone” characteristic.

11.	For the purpose of comparing the “In Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property was:
a.	Not located in a flood zone or
b.	Located in flood zone “X,”

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “In Flood Zone” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” (except for the mortgaged properties described in the succeeding paragraph of this Note 12) if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

For each Underlying Property that partially secures the Heartland Dental Medical Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Yes” if the certificate of property insurance or insurance review document Source Document indicates that earthquake insurance is in place.

13.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

14.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “2nd Largest Tenant” characteristic for the mortgaged property identified on the Combined Data File as “Heartland Dental Medical Office Portfolio – 3009 Winghaven Boulevard,” which partially secures the Heartland Dental Medical Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat “Creative Smiles – Winghaven” as the “2nd Largest Tenant” even though the tenant pays less rent than “Family Dental Care at Winghaven,” which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat as the “Third Largest Tenant,” all as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged property described in the succeeding paragraph of this Note 14), all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property securing the Mortgage Loan identified on the Combined Data File as “Newport Corporate Center” (the “Newport Corporate Center Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “T-Mobile” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the largest related space.

15.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

16.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $3 or less.

17.	For the purpose of comparing the:
a.	UW Total Expenses ($),
b.	UW NOI ($),
c.	Most Recent Total Expenses ($),
d.	Most Recent NOI ($),
e.	2016 Total Expenses ($),
f.	2016 NOI ($),
g.	2017 Total Expenses ($),
h.	2017 NOI ($),
i.	2018 Total Expenses ($) and
j.	2018 NOI ($)

characteristics for each Mortgage Loan and Underlying Property on the Combined Data File with the “Property Type” characteristic as “Hotel” and the “Seller” characteristic as “JPMCB” (except for the Underlying Properties that secure the Mortgage Loan identified on the Combined Data File as “SWVP Portfolio”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to increase the “total expenses” and to decrease the applicable “NOI” that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” of each Mortgage Loan (as defined in Item 11. of Attachment A)).

19.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgage Loans and Underlying Properties on the Combined Data File with the “Property Type” characteristic as “Hotel.”

20.	For the purpose of comparing the:
a.	Monthly Capex Reserve ($),
b.	Monthly TI/LC Reserve ($),
c.	Monthly Envir. Reserve ($),
d.	Monthly Other Reserve ($) and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the purpose of comparing the:
a.	CapEx Reserve Cap ($),
b.	TI/LC Reserve Cap ($),
c.	Envir. Reserve Cap ($),
d.	RE Tax Reserve Cap ($),
e.	Insur. Reserve Cap ($),
f.	Debt Service Reserve Cap ($) and
g.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

22.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

Exhibit 2 to Attachment A

Notes: (continued)

23.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “3 Columbus Circle” (the “3 Columbus Circle Mortgage Loan”), the related Whole Loan (the “3 Columbus Circle Whole Loan”) also has two subordinate secured notes that will not be assets of the Issuing Entity (the “3 Columbus Circle Subordinate Companion Loans”),
b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Moffett Towers II - Building V” (the “Moffett Towers II - Building V Mortgage Loan”), the related Whole Loan (the “Moffett Towers II - Building V Whole Loan”) also has four subordinate secured notes that will not be assets of the Issuing Entity (the “Moffett Towers II - Building V Subordinate Companion Loans”),
c.	With respect to the Newport Corporate Center Mortgage Loan, which is a Pari Passu Mortgage Loan, the related Whole Loan (the “Newport Corporate Center Whole Loan”) also has ten subordinate secured notes that will not be assets of the Issuing Entity (the “Newport Corporate Center Subordinate Companion Loans”) and
d.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “101 California” (the “101 California Mortgage Loan”), the related Whole Loan (the “101 California Whole Loan”) also has two subordinate secured notes that will not be assets of the Issuing Entity (the “101 California Subordinate Companion Loans”).

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule, as applicable (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to the 3 Columbus Circle Whole Loan, Moffett Towers II - Building V Whole Loan, Newport Corporate Center Whole Loan and 101 California Whole Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s) (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

Table A2:
Whole Loan	Mortgage Loan Seller(s)	Mortgage Loan(s) and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source(s)

3 Columbus Circle	JP Morgan and GACC	Mortgage Loan Companion Loans	A-1-3, A-2-4 A-1-1, A-1-2, A-1-4, A-1-5, A-1-6, A-1-7, A-1-8, A-2-1, A-2-2, A-2-3, A-2-5-A, A-2-5-B	Interest Only	Client Provided Schedule and Loan Agreement
		Subordinate Companion Loans	B-1, B-2

ILPT Hawaii Portfolio	JP Morgan and Citi	Mortgage Loan Companion Loans	A-6-2, A-6-3, A-8-2 A-1, A-2, A-3, A-4, A-5-1, A-5-2, A-5-3, A-5-4, A-6-1, A-7-1, A-7-2, A-8-1, A-9, A-10, A-11	Interest Only	Client Provided Schedule and Loan Agreement

59 Maiden Lane	Citi	Mortgage Loan Companion Loans	A-2 A-1, A-3	Interest Only	Loan Modification Agreement

101 California	JP Morgan	Mortgage Loan Companion Loans	A-6, A-7 A-1, A-2, A-3, A-4, A-5, A-8, A-9	Interest Only	Draft Loan Modification Agreement(1)
		Subordinate Companion Loans	B-1, B-2

SWVP Portfolio	JP Morgan	Mortgage Loan Companion Loans	A-7, A-8 A-1, A-2, A-3, A-4, A-5, A-6, A-9, A-10	Interest Only	Amended Promissory Notes and Loan Agreement

Arbor Hotel Portfolio	Citi	Mortgage Loan Companion Loans	A-2 A-1	Interest Only	Promissory Notes and Loan Agreement

Green Hills Corporate Center	Citi	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement

Moffett Towers II -Building V	GACC	Mortgage Loan Companion Loans	A-1 A-2, A-3, A-4	ARD-Interest Only	Client Provided Schedule and Loan Agreement
		Subordinate Companion Loans	B-1, B-2, C-1, C-2

Newport Corporate Center	GACC	Mortgage Loan Companion Loans	A-1-B, A-1-C A-1-A, A-2-A, A-2-B, A-2-C	ARD-Interest Only	Loan Agreement and Loan Modification
		Subordinate Companion Loans	B-1-A, B-1-B, B-2-A, B-2-B, C-1-A, C-1-B, C-2-A, C-2-B, D-1, D-2		Agreement

Western Digital R&D Campus	Citi	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Agreement and Draft Loan Modification Agreement(1)

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan Seller(s)	Mortgage Loan(s) and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source(s)

Lakeside Apartments	Citi	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Amended Promissory Notes and Loan Agreement

Central Tower Office	GACC	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Agreement

Greenleaf at Howell	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	IO-Balloon	Loan Agreement

57 East 11th Street	Citi	Mortgage Loan Companion Loans	A-2 A-1, A-3	Interest Only	Loan Agreement and Draft Loan Modification Agreement(1)

Heartland Dental Medical Office Portfolio	GACC	Mortgage Loan Companion Loans	A-3 A-1, A-2-1, A-2-2, A-4, A-5, A-6, A-7, A-8, A-9, A-10	Balloon	Client Provided Schedule and Loan Agreement

(1) The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any draft loan modification agreements as final.

For the avoidance of doubt, for the 3 Columbus Circle Mortgage Loan, Moffett Towers II - Building V Mortgage Loan, Newport Corporate Center Mortgage Loan and 101 California Mortgage Loan, all references herein to the related Companion Loans do not include the 3 Columbus Circle Subordinate Companion Loans, Moffett Towers II -Building V Subordinate Companion Loans, Newport Corporate Center Subordinate Companion Loans and 101 California Subordinate Companion Loans, respectively.

For the purpose of comparing the “Original Balance ($)” and “Pari Passu Piece - In Trust” characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” listed in the “Amortization Type” column of Table A2 (all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of the:
i.	Pari Passu Piece – In Trust and
ii.	Total Non Trust Pari Passu Debt,
b.	The “Interest Rate %” and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A2 (the “Partial I/O Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Partial I/O Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Balloon” listed in the “Amortization Type” column of Table A2 (the “Balloon Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the

Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Balloon Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Pari Passu Piece – In Trust,
b.	Total Non Trust Pari Passu Debt and
c.	Total Pari Passu Annual Debt Service

characteristics.

For the Mortgage Loan identified on the Combined Data File as “Weston I & II,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the loan modification agreement Source Document only for the purpose of comparing the “Original Balance ($)” and “Interest Rate %” characteristics and the loan agreement Source Document for all other “Mortgage Loan Information” characteristics.

24.	For the Mortgage Loans which have “Interest Only” or “ARD-Interest Only” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “Interest Only Loans”), all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

25.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans which have “IO-Balloon” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “IO-Balloon Loans”) (except for the Partial I/O Pari Passu Mortgage Loan, which is described in Note 23 above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

26.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File (except for the 3 Columbus Circle Mortgage Loan, which is described in the succeeding paragraph of this Note 26, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “First Payment Date” characteristic for the 3 Columbus Circle Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “4/11/2019” as the “First Payment Date” characteristic, as shown in the loan agreement Source Document.

27.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and IO-Balloon Loan. For each Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

28.	For the Mortgage Loans on the Combined Data File with the “ARD Loan” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

29.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account or borrower will cause all rent or other income to be transmitted directly to the lockbox account. For hotel properties, the Mortgage Loan will be considered to have a hard lockbox if credit card companies or credit card clearing banks are required to deposit credit card receivables directly to the lockbox account, even if cash, checks or certain other payments are paid to the borrower or property manager prior to being deposited into the lockbox account,
b.	Soft – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses,
c.	Soft Springing – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account; provided, however, that upon the occurrence of certain triggering events provided in the applicable Source Document(s), the related borrower is required to implement a hard lockbox. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses and
d.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox.

Exhibit 2 to Attachment A

Notes: (continued)

30.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing - for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

31.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the defeasance period for Mortgage Loans that allow for defeasance following a lockout period and the day prior to the first “Payment Due Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document(s). For the Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Due Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

32.	For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document(s) contains one of the following defined terms:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the:

a.	Lockout End Date,
b.	AL Prepayment Lock Out End Date,
c.	Defeasance Option Start Date,
d.	JEMS Lockout Output,
e.	Remaining Defeasance Payments,
f.	Remaining Yield Maintenance Payments and
g.	Prepayment Provision (Payments)

characteristics for the Mortgage Loans which contain either of the defined terms described above in the applicable Source Document, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

32. (continued)

For the Mortgage Loan identified on the Combined Data File as “Arbor Hotel Portfolio,” the loan agreement Source Document contains the following partial release description:

“Provided no Event of Default shall have occurred and be continuing, Borrower shall have the right at any time after the Yield Maintenance Release Date and prior to the Maturity Date to obtain the release (the “Partial Release”) of any one or more Individual Properties (each collectively, the “Released Property”) from the lien of the applicable Security Instrument thereon (and related Loan Documents) and the release of Borrower’s obligations under the Loan Documents with respect to such Released Property (other than those expressly stated to survive), upon the satisfaction of each of the following conditions precedent:”

“Borrower shall (A) partially prepay the Debt in accordance with Section 2.7 hereof in an amount equal to the Release Price for the Released Property (the “Release Amount”), (B) pay any applicable Interest Shortfall due hereunder in connection therewith and (C) pay to Lender the Yield Maintenance Premium to the extent that such prepayment occurs at any time prior to the Open Prepayment Date;”

For the purpose of comparing the:

a.	Lockout End Date,
b.	AL Prepayment Lock Out End Date,
c.	Yield Maint. End Date,
d.	Prepayment Premiums End Date,
e.	Call Protection Description,
f.	Yield Maint. Allowed,
g.	Yield Maint. Provision,
h.	Remaining Yield Maintenance Payments,
i.	Prepayment Provision (Payments) and
j.	Prepayment Premium Indicator

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore all “Yield Maintenance Premium” language in the above description.

Exhibit 2 to Attachment A

Notes: (continued)

33.	For the purpose of comparing the:
a.	Lockout End Date,
b.	AL Prepayment Lock Out End Date,
c.	Defeasance Option Start Date,
d.	JEMS Lockout Output,
e.	Remaining Defeasance Payments,
f.	Remaining Yield Maintenance Payments and
g.	Prepayment Provision (Payments)

characteristics for the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

34.	For the purpose of comparing the “Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Defeasance End Date” characteristic. For Mortgage Loans that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics.

35.	For certain Mortgage Loans contributed by GACC, the applicable Source Document(s) contain the following open prepayment description:

“Borrower(s) may prepay the entire principal balance of the Note and any other amounts outstanding under the Note, this Agreement, or any of the other Loan Documents, without payment of the Prepayment Fee or any other prepayment premium, penalty or fee, on any Business Day on or after the Open Prepayment Date.”

For the purpose of comparing the:

a.	AL Prepayment Lock Out End Date,
b.	Defeasance End Date,
c.	Yield Maint. End Date,
d.	Prepayment Premiums End Date,
e.	Open Payments and
f.	Prepayment Provision (Payments)

characteristics for the Mortgage Loans which contain the language above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore “Business Day” in the above description.

Exhibit 2 to Attachment A

Notes: (continued)

36.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

37.	For certain Mortgage Loans, the “Yield Maintenance Premium” definition in the applicable Source Document(s) indicate that for the purpose of calculating the yield maintenance premium amount, it is assumed in this calculation that the outstanding principal balance of the Mortgage Loan is paid on the “Permitted Par Prepayment Date.” For the purpose of comparing the “Yield Maint. Provision” characteristic and for the purpose of any yield maintenance recalculations that we perform for Mortgage Loans where the “Permitted Par Prepayment Date” does not fall on a “Payment Due Date,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that for the recalculation of the yield maintenance premium amount, the remaining outstanding principal and interest on the Mortgage Loan is paid on the first “Payment Due Date” which occurs after the “Permitted Par Prepayment Date.”

38.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

39.	For the purpose of comparing the:
a.	Addit Debt Exist (Y/N),
b.	Total Additional Debt (if any),
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan with Additional Debt (as defined in Item 13. of Attachment A), either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt (except for the Newport Corporate Center Mortgage Loan and the Mortgage Loans identified on the Combined Data File as “Infinity Park Apartments” (the “Infinity Park Apartments Mortgage Loan”) and “Arctic Glacier Portfolio” (the “Arctic Glacier Portfolio Mortgage Loan”), which are described in the succeeding paragraphs of this Note 39) or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of:
(1)	The 3 Columbus Circle Mortgage Loan, the related Client Provided Schedule, and
(2)	The Moffett Towers II – Building V Mortgage Loan, the related Client Provided Schedule,

which describe the existence of additional debt.

For the Newport Corporate Center Mortgage Loan, the loan agreement Source Document indicates that there is a preferred equity investment associated with the related Mortgage Loan. For the purpose of comparing the characteristics listed in a. through e. above for the Newport Corporate Center Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore such preferred equity investment.

For the Infinity Park Apartments Mortgage Loan, the loan agreement Source Document indicates that there is one subordinate loan associated with the related Mortgage Loan. For the purpose of comparing the characteristics listed in a. through e. above for the Infinity Park Apartments Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Addit Debt Exist (Y/N)” characteristic and “NAP” for the characteristics listed in b. through e. above.

Exhibit 2 to Attachment A

Notes: (continued)

39. (continued)

For the Arctic Glacier Portfolio Mortgage Loan, the loan agreement Source Document indicates that there is one subordinate loan associated with the related Mortgage Loan. For the purpose of comparing the characteristics listed in a. through e. above for the Arctic Glacier Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Addit Debt Exist (Y/N)” characteristic and “NAP” for the characteristics listed in b. through e. above.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Moffett Towers II Building V Mortgage Loan, which relates to the interest rates for the Moffett Towers II Building V Subordinate Companion Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Moffett Towers II Building V Subordinate Companion Loans, weighted by the original principal balance of the Moffett Towers II Building V Subordinate Companion Loans, all as shown in the applicable Data Source or Secondary Financing Documents.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Newport Corporate Center Mortgage Loan, which relates to the interest rates for the Newport Corporate Center Subordinate Companion Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Newport Corporate Center Subordinate Companion Loans, weighted by the original principal balance of the Newport Corporate Center Subordinate Companion Loans, all as shown in the applicable Data Source or Secondary Financing Documents.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement and/or loan modification agreement Source Documents, Client Provided Schedules or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

40.	For each Mortgage Loan which does not have additional debt (based on the procedures described in Note 39), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:
a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

41.	For the Mortgage Loans with Additional Debt, the applicable Data Sources and/or Secondary Financing Documents indicate that the “additional debt” associated with each such Mortgage Loan with Additional Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for each Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt (if any),” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File and
c.	365/360.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name

Number of Properties

Seller

Originator
Loan #

Appraised Value Type

CTL (Y/N)

Pari Passu (Y/N)

Pari Passu Note Control (Y/N)
Subservicer In Place (Y/N)
Subservicer Name

Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee

Trustee & Paying Agent Fee
Operating Advisor Fee

ARR Fee

EU Risk Retention Reporting Fee

CREFC Fee

Cash/Pmt Collection Function
Loan Purpose

Asset Type Number
Group ID

Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator

Balloon Indicator

Negative Amortization Indicator
Modified Indicator

Arm Index Code

First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number

Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage

Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code

Exhibit 3 to Attachment A

Characteristic

Payment Reset Frequency Code

Index Lookback Days Number

Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount

Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date

Most Recent Valuation Source Code
Property Status Code

Defeased Status Code

Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code

Most Recent Debt Service Amount

Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage

Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator

Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code

Non Recoverability Indicator

Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code

Arm Index Rate Percentage
Next Interest Rate Percentage

Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date

Primary Servicer Name

Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator

Asset Subject Demand Status Code
Repurchase Amount

Demand Resolution Date

Exhibit 3 to Attachment A

Characteristic

Repurchaser Name

Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date

Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code

Last Modification Date Modification Code

Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date

Post Modification Amortization Period Amount
AL_Largest Tenant

AL_Second Largest Tenant
AL_Third Largest Tenant

Lease Expiration Largest Tenant Date

Lease Expiration Second Largest Tenant Date

Lease Expiration Third Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.